Business Combination (Details) - Limbach [Member] - USD ($) $ in Thousands	Jul. 20, 2016	Jul. 19, 2016
Cash	$ 238
Restricted cash	63
Accounts receivable	80,930
Property and equipment	19,524
Intangible assets	21,010	$ 21,010
Costs and estimated earnings in excess of billings on uncompleted contracts	39,443
Other current assets	2,111
Other assets	130
Advances to and equity in joint ventures	6
Deferred tax assets	380
Total assets acquired	163,835
Accounts payable, including retainage	35,596
Accrued expenses and other current liabilities	26,507
Billings in excess of costs on long term contracts	30,548
Long-term debt	30,858
Other long term liabilities	1,239
Total liabilities assumed	124,748
Net assets acquired	$ 39,087